Pension and Other Postretirement Benefits - Additional Information (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2012	Mar. 31, 2011
Selling, General and Administrative
Defined Benefit Plan Disclosure [Line Items]
Cost of special early retirement plan	¥ 10,354
Japanese plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	1,104,401	1,101,299
Estimated actuarial loss for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	(18,241)
Estimated prior service cost (benefit) for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	16,304
Expected contribution to pension plans in the year ending March 31, 2013	70,129
Japanese plans | Level 1 | Equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	13.00%	11.00%
Japanese plans | Level 1 | Equity securities | United States
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	41.00%	41.00%
Japanese plans | Level 1 | Equity securities | Other countries
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	46.00%	48.00%
Japanese plans | Level 2
Defined Benefit Plan Disclosure [Line Items]
Derivative asset position, gross	4,672	2,813
Derivative liability position, gross	10,179	8,759
Japanese plans | Level 2 | Debt Securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Pension plan debt securities	29.00%	27.00%
Japanese plans | Level 2 | Debt Securities | United States
Defined Benefit Plan Disclosure [Line Items]
Pension plan debt securities	24.00%	22.00%
Japanese plans | Level 2 | Debt Securities | Other countries
Defined Benefit Plan Disclosure [Line Items]
Pension plan debt securities	47.00%	51.00%
Foreign plans
Defined Benefit Plan Disclosure [Line Items]
Accumulated benefit obligations	472,765	386,686
Estimated actuarial loss for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	(10,614)
Estimated prior service cost (benefit) for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	223
Estimated net transition obligation for defined pension plans that will be amortized from accumulated other comprehensive income (loss) into net periodic benefit cost over the next fiscal year	(32)
Expected contribution to pension plans in the year ending March 31, 2013	¥ 23,426
Foreign plans | Level 1 | Equity securities | Japan
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	6.00%	7.00%
Foreign plans | Level 1 | Equity securities | United States
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	54.00%	44.00%
Foreign plans | Level 1 | Equity securities | Other countries
Defined Benefit Plan Disclosure [Line Items]
Pension plan equity securities	40.00%	49.00%